Warrants	12 Months Ended
Dec. 31, 2013
Warrants Disclosure [Abstract]
Warrants
Note 7 – Warrants

The Company has valued warrants at their date of issue utilizing the Black-Scholes Option Pricing Model.  The risk-free interest rate is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the warrants depending on the date of the issue and their expected life.  The expected life of warrants used was based on the term of the warrant.  The Company determined the expected dividend rate based on the assumption and expectation that earnings generated from operations are not expected to be adequate to allow for the payment of dividends in the near future.  The following weighted-average assumptions were utilized in the fair value calculations for warrants granted:

	Year ended	Year ended
	December 31, 2013	December 31, 2012
Expected dividend yield	0%	0%
Expected stock price volatility	93-108%	105-113%
Risk-free interest rate	.14-2.60%	2.06-3.03%
Expected life of warrants	.1-9.1 Years	7.3-9.8 Years

The following table summarizes the status of the Company’s warrants granted:

	Number of Shares Remaining Warrants	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	2,954,250	$3.80	8.5
Warrants granted during 2013	4,717,017	.43	4.38
Warrants expired/cancelled during 2013	0

Outstanding at December 31, 2013	7,671,267	$1.51	5.58	$150,000
Exercisable at December 31, 2013	6,861,250	$1.53	6.6	$150,000

The weighted average fair value of warrants issued during twelve months ended December 31, 2013 was $.43 ($1.94 for the year ended December 31, 2012).  During the year ended December 31, 2013, 5,369,250 warrants vested, none expired or were cancelled, and no warrants were exercised. For the year ended December 31, 2012, 404,500 warrants vested, none expired or were cancelled, and no warrants were exercised.

For 2013, the Company recorded compensation costs of $368,927 for 416,666 warrants issued to a consultant/outside counsel of the Company. The warrants have a ten year life, a $1.20 exercise price.   250,000 of these warrants vested on the 6-month anniversary of the grant, and 166,666 of these warrants will vest on the two-year anniversary of the grant.

On January 22, 2013 the Board of Directors of the Company approved the repricing of 423,125 outstanding warrants to purchase common stock of the Company held by a former consultant of the Company and current Director of Strategy and Legal Affairs of the Company, Michael Hughes, an attorney who has provided and continues to provide legal services to the Company. As a result, the exercise price of the options was lowered to $1.20 per share, an amount equal to the last trade of the Company’s common stock on January 22, 2013. There was no change in the number of shares subject to each warrant, vesting or other terms of the warrants. The Company recorded expenses totaling $76,198 associated with the repricing for the three month period ending March 31, 2013. Mr. Hughes became an employee of the Company in July, 2013.

On November 8, 2012, the Board of Directors of the Company approved the repricing of 172,500 outstanding warrants to purchase common stock of the Company held by executive officers of the Company. As a result, the exercise price of the warrants was lowered to $1.67 per share, an amount equal to the last trade of the common stock on November 8, 2012. There was no change in the number of shares subject to each warrant, vesting or other terms of the warrants.  The Company repriced 115,000 and 57,500 warrants held by William A. Schmitz, the Company’s Chief Executive Officer and President, and Molly Hedges, the Company’s Chief Financial Officer and Vice President of Finance, respectively. For the year ended December 31, 2012, the Company recorded expenses totaling $24,323 associated with the repricing.